Summary of Significant Accounting Policies, Advertising, Marketing and Promotional Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Advertising, Marketing and Promotional Costs [Abstract]
Advertising, marketing and promotional costs	$ 83,016	$ 50,974